RELATED PARTY TRANSACTIONS (Amount due to Related Party) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS
Amount due to a related party	¥ 2,491	$ 386	¥ 0